The Tocqueville Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Capital Goods - 21.2%
AeroVironment, Inc. (a)	30,000	$8,351,700
Caterpillar, Inc.	25,000	16,434,000
Crane Co.	50,000	9,132,000
Deere & Co.	20,000	10,560,000
Illinois Tool Works, Inc.	25,000	6,531,500
Parker-Hannifin Corp.	15,000	14,037,600
Rocket Lab Corp. (a)	500,000	40,035,000
Vertiv Holdings Co. - Class A	75,000	13,963,500
		119,045,300

Commercial & Professional Services - 4.3%
ABM Industries, Inc.	120,000	5,524,800
Automatic Data Processing, Inc.	40,000	9,872,800
Republic Services, Inc.	40,000	8,603,600
		24,001,200

Consumer Discretionary Distribution & Retail - 4.0%
Amazon.com, Inc. (a)	70,000	16,751,000
Genuine Parts Co.	40,000	5,559,600
		22,310,600

Consumer Services - 1.4%
McDonald's Corp.	25,000	7,875,000
Restaurant Brands International LP	37	2,486
		7,877,486

Consumer Staples Distribution & Retail - 2.1%
Walmart, Inc.	100,000	11,914,000

Energy - 6.8%
Cameco Corp.	75,000	9,254,250
Chevron Corp.	40,000	7,076,000
Diamondback Energy, Inc.	50,000	8,197,500
SLB Ltd.	115,000	5,563,700
Texas Pacific Land Corp.	22,500	7,838,100
		37,929,550

Financial Services - 2.6%
Apollo Global Management, Inc.	75,000	10,090,500
Goldman Sachs Group, Inc.	5,000	4,677,050
		14,767,550

Food, Beverage & Tobacco - 1.3%
Coca-Cola Co.	100,000	7,481,000

Health Care Equipment & Services - 2.1%
Abbott Laboratories	50,000	5,465,000
Cooper Cos., Inc. (a)	75,000	6,103,500
		11,568,500

Household & Personal Products - 2.6%
Colgate-Palmolive Co.	75,000	6,771,750
Procter & Gamble Co.	50,000	7,588,500
		14,360,250

Insurance - 1.0%
Aflac, Inc.	50,000	5,547,500

Materials - 11.1%
Freeport-McMoRan, Inc.	125,000	7,528,750
Newmont Mining Corp.	200,000	22,470,000
Nutrien Ltd.	100,000	6,889,000
Vulcan Materials Co.	40,000	12,021,600
Wheaton Precious Metals Corp.	100,000	13,187,000
		62,096,350

Media & Entertainment - 7.1%
Alphabet, Inc. - Class A	100,000	33,800,000
Netflix, Inc. (a)	70,000	5,844,300
		39,644,300

Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
AbbVie, Inc.	25,000	5,575,250
Merck & Co., Inc.	100,000	11,027,000
Pfizer, Inc.	100,000	2,644,000
		19,246,250

Semiconductors & Semiconductor Equipment - 13.6%
Applied Materials, Inc.	75,000	24,174,000
Marvell Technology, Inc.	150,000	11,838,000
NVIDIA Corp.	150,000	28,669,500
QUALCOMM, Inc.	75,000	11,369,250
		76,050,750

Software & Services - 7.4%
Microsoft Corp.	45,000	19,363,050
ServiceNow, Inc. (a)	75,000	8,775,750
Shopify, Inc. - Class A (a)	100,000	13,123,000
		41,261,800

Technology Hardware & Equipment - 1.8%
Apple, Inc.	40,000	10,379,200

Telecommunication Services - 0.8%
Verizon Communications, Inc.	100,000	4,452,000

Utilities - 2.7%
NextEra Energy, Inc.	175,000	15,382,500
TOTAL COMMON STOCKS (Cost $173,900,928)		545,316,086

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
Weyerhaeuser Co.	200,000	5,156,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,077,818)		5,156,000

PRIVATE INVESTMENTS - 0.6%	Shares	Value
Autopilot Horizon IX LLC (a)(b)	18,502	500,000
Cavalier Premier Access Fund II, LP (a)(b)	10,000	1,010,000
Marlinspike JetZero Private Stock 1, LP (a)(b)	10,000	1,022,500
SpaceCo Holdings, LLC (a)(b)	10,000	1,020,000
TOTAL PRIVATE INVESTMENTS (Cost $3,552,500)		3,552,500

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c)	6,871,255	6,871,255
TOTAL MONEY MARKET FUNDS (Cost $6,871,255)		6,871,255

TOTAL INVESTMENTS - 100.1% (Cost $188,402,501)		560,895,841
Liabilities in Excess of Other Assets - (0.1)%		(297,383)
TOTAL NET ASSETS - 100.0%		$560,598,458

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
LP - Limited Partnership

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,552,500 or 0.6% of net assets as of January 31, 2026.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

The Tocqueville Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$545,316,086	$–	$–	$545,316,086
Real Estate Investment Trusts	5,156,000	–	–	5,156,000
Private Investments	–	–	3,552,500	3,552,500
Money Market Funds	6,871,255	–	–	6,871,255
Total Investments	$557,343,341	$–	$3,552,500	$560,895,841

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$2,530,000
Transfers into Level 3	1,022,500
Ending balance as of January 31, 2026	$3,552,500
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$0
0

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Private Investments	$3,552,500	0	0	$–
	$3,552,500			$–